Derivative Financial Instruments for Hedging Purposes - Schedule of Cash Flows of Borrowings from Banks and Bonds Issued Abroad (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Hedging instrument
Net cash flows
On demands [Member]
Hedging instrument
Net cash flows
Up to 1 month [Member]
Hedging instrument
Net cash flows
Over 1 month and Up to 3 months [Member]
Hedging instrument
Net cash flows
Over 3 months and Up to 12 months [Member]
Hedging instrument
Net cash flows
Over 1 year and Up to 3 years [Member]
Hedging instrument
Net cash flows
Over 3 years and Up to 5 years [Member]
Hedging instrument
Net cash flows
Over 5 years [Member]
Hedging instrument
Net cash flows
Corporate Bond [Member] | Cash Flow Hedges [Member]
Hedged item
Cash outflows	(2,370,383)	(2,320,150)
Corporate Bond [Member] | Cash Flow Hedges [Member] | On demands [Member]
Hedged item
Cash outflows
Corporate Bond [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedged item
Cash outflows	(1,017)	(472)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedged item
Cash outflows	(9,291)	(7,576)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedged item
Cash outflows	(52,425)	(213,764)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedged item
Cash outflows	(572,565)	(444,033)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedged item
Cash outflows	(297,431)	(357,141)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedged item
Cash outflows	(1,437,654)	(1,297,164)
Obligation USD [Member] | Cash Flow Hedges [Member]
Hedged item
Cash outflows		(104,466)
Obligation USD [Member] | Cash Flow Hedges [Member] | On demands [Member]
Hedged item
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedged item
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedged item
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedged item
Cash outflows		(104,466)
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedged item
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedged item
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedged item
Cash outflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member]
Hedging instrument
Cash inflows	2,370,383	2,424,616
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | On demands [Member]
Hedging instrument
Cash inflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedging instrument
Cash inflows	1,017	472
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedging instrument
Cash inflows	9,291	7,576
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedging instrument
Cash inflows	52,425	318,230
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedging instrument
Cash inflows	572,565	444,033
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedging instrument
Cash inflows	297,431	357,141
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedging instrument
Cash inflows	$ 1,437,654	$ 1,297,164